CAPITAL AND RESERVES - Disclosure of share capital (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares authorised			38,000,000
Number of shares outstanding			28,120,280
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorised	70,000,000	70,000,000	33,743,340
Number of shares outstanding	32,956,004	32,752,242	24,842,100
Ordinary Shares A
Disclosure of classes of share capital [line items]
Number of shares authorised			1,606,660
Number of shares outstanding			1,530,480
Ordinary Shares B
Disclosure of classes of share capital [line items]
Number of shares authorised			2,650,000
Number of shares outstanding			1,747,700